COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Nov. 01, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2013 ILS	Jun. 30, 2014 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2013 Royalty Agreement Terms [Member] USD ($)	Jun. 30, 2014 Lease Agreements [Member] USD ($)
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 1,218
Operating Leases, Rent Expense	3,150	2,591
Approximate Amount of Lien by Lessor									5,500
Purchase Obligation	13,547
Contractual Obligation							36,058	34,034
Accumulated Royalties	2,733		2,408
Letter Of Demand					1,200	4,000
Claim relating to Termination Of Employment				$ 600
Lease Agreement Expiration Period	2024